Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	ASPEN NEUROSCIENCE, INC.
Entity Central Index Key	0002124080
Entity Tax Identification Number	83-1312969
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43526
Entity Address, Address Line One	10835 Road to the Cure
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	263-1222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ASPE
Security Exchange Name	NASDAQ
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Ex Transition Period	false